Loan ID	19-1 Group	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
100536240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and stated that she did not want to go through with the loan assumption or refinance process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified on 01/XX/2015 and has remained current.
					06/30/2018
100625880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called will pay via phone grace days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
101083044	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  On 3/XX/2018 the borrower made a payment.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
101155752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called, although the content of the call was not noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
101495940	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower inquired about the credit score and wanted to know if the foreclosure being removed from credit would impact the credit score. The borrower was advised to contact the credit bureau. The borrower also requested to receive a copy of the modification document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property located in FEMA disaster area (hurricane) 09/2017; all damage has been repaired.
					06/30/2018
103741368	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
106101888	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment effective 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
106271208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called regarding a letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
107899668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower reviewed escrow information and loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.  Only a comment stating the BK was closed was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Notes indicated the borrower had a closed bankruptcy.
					06/30/2018
108495660	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in and advised cant commit to pay grace days ..call was interrupted and transferred
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
109695612	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay by phone and made a one time payment on-line in the amount of $1200 effective 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
110744244	2	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that borrower called to receive information on account  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 05/XX/2015.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Notes indicate that borrower disputed a payment they have scheduled to go out but was advised by servicer phone payment didn't go through and didn't receive the money order. Borrower will check their bank and call the servicer back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Servicer Response7/XX/18;Per our customer care team the dispute has been resolved.  If it had not been resolved, it would have been escalated to Office of the President which we scrub for each month and disclose to FNMA in the sales process.
					06/30/2018
112669512	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in about interest rate increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
113469300	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
113551968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
114398568	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a promise to pay $611.29 confirmation number XXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
114858720	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
114990192	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma.
					06/30/2018
116595336	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
116712276	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call regarding letter received requesting proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
116992152	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Borrower contact documented and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
117188364	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
118647504	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
118973196	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
119337732	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
121298856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
121500048	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in to see if loan  can be reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
121913388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called  to verify insurance amount is lower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
123531888	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject is located in a FEMA disaster area affected by Hurricane Irma; but no damages were noted.
					06/30/2018
123827700	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
124526891	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
125032860	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower reinstated the loan and a foreclosure was cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  limited information available. The bankruptcy was discharged in early 2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
126011928	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
127106532	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called to ensure that the correct amount of real estate taxes were paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
127660308	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called and authorized a payment in the amount of $753.76
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
128021856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
131266824	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Authorized third party (spouse) called regarding the modification. The servicer advised the third party to call back on 05/XX/2018 as the second lien is still pending a decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
132094716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $680.99. Reviewed modification, short sale, financials to further review situation.  Borrower could not offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
132294708	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
132315612	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
132496884	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
134001840	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;Borrower impacts are financial and property was under disaster relief protection.  No comments as to what damage was.  No open hazard claims.
					06/30/2018
134066580	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called in and promised to pay delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
134602428	2	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  New credit disputes were received on 08/XX/2016, 08/XX/2016, 07/XX/2016, and 05/XX/016. The last response was on 08/XX/2016 which stated that after research, no late payments were removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
135606396	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
135820536	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
136646220	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower made promise to pay and indicated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
141800520	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
142202904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  7/XX/2018 File Review: Notes indicate that borrower scheduled a Promise to Pay payment for loan account.

The borrower called in to discuss tax information.The borrower does not agree with the taxing authorities value.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 7/XX/2018 File Review: Revised: Most Recent contact, Most Recent Comments to reflect most recent Notes in file.
					06/30/2018
143774592	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
144056460	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower called about the general status of the loan. Borrower was informed of the foreclosure status. Went over how a modification process works. Borrower sttaed is just going to keep making the payments. Explained to the borrower that there are programs to get out of the home. Borrower stated will call back.Borrower statted is unable to afford the mortgage payment and wanted to see if able to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
144134148	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Last contact with the borrower they wanted to know why deferred interest added back from prior years. Borrower was advised 2016 first year no deferred interest was added. Borrower was advised interest will increase due to modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
144289524	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
144447888	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
144494220	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
144783540	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 06/XX/2018 NR FNMA claim completed and filed.
					06/30/2018
145247676	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
145294188	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
145441896	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
145643088	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called to make a promise to pay of $1572.15 for 09/XX/2017. Servicer processed payment and provided confirmation number XXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
146499648	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On 6/XX/2016 the borrower called about emails regarding flood insurance, said their agent would give verbal update of policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
146501640	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
147221748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment of $1,435.94 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
147280512	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called to set p semi-monthly payment drafting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
147866160	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised will make a payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
148448820	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
149059368	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower discussed an escrow problem and was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
150318312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  Loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
152015496	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Customer called wanting to cancel escrow account. Advise the borrower that due to the credit score on file the borrower does not qualify to cancel the escrow account. Borrower called about the final modification documents. Discussed the terms and conditions. Borrower unhappy with the payment amount. Advised the borrower of the options. Stated would call specialist back with decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
154352112	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
154668840	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Commentary states co-borrower called in to advise payment will be made at the branch. Co-borrower advised the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
154846128	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called to find out if the principal payment they made would be applied to the first or second mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property was located in an area affected by Hurricane Irma. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
155518428	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
156633948	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Account inquiry.  Borrower call about Modification recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
156960636	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower calls in to make one time payments $1151.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
157072188	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Rep. called borrower in regards to the past due balance on the account. Borrower states will make a payment of $1000.72 online on 1/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
157395888	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
159897840	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
160026324	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  3rd party called about the status of the loan and the rate change after the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
160605000	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
161693532	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make a payment.  Agent waived the phone pay fee..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;Financial and Property damage per borrower outreach was on disaster relief protection, notes don't indicate any type of damage.  Loan is current, no active hazard claims.
					06/30/2018
161740440	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a one-time payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
161936652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Inbound call to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
162014340	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Limited collection comments.
					06/30/2018
162893484	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Last contact with borrower on 12/XX/17 was borrower calling with promise to pay and then making a payment that same day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
163393464	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
165249348	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower requested a payment of $836.35 be returned to their bank account as it was an accidental payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
165293388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called in to  remove himself from son's loan rep advised son will have to complete assumption application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
165975432	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
166806096	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in with concerns they did not receive the escrow overage check, advised check will be reissued
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
166901712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
167318040	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft effective 06/XX/2018 for $1801.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
167326008	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called to verify insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
167704488	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to advise changing insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2018 and there is no evidence of reaffirmation.  The proof of claim was filed 02/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
167982372	2	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer called and spoke with the borrower who stated is going to try and make a payment on 06/XX/2018. The reason for default is noted as curtailment of income. The principal mortgagor is noted as deceased and date of death is 07/XX/2014. The borrower verified that the property is owner occupied and intent is to keep. The borrower stated has new roommate and advised may do short sale. Borrower advised not interested in loss mitigation.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 07/XX/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
168483360	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
168555072	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
168593256	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,487.23
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
169218408	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
170634720	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
171467376	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called about the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Funds received from FNMA was applied on 02/XX/2018 and T-claim was filed on 01/XX/2018. Correspondence received from borrower regarding the interest rate of the loan. Written response sent to borrower on 08/XX/2016 advised borrower of the best way to permanently reduce their interest is by refinance.
					06/30/2018
173082888	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  5/XX/2018 Borrower called to make one time draft payment for 1178.93.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
173487264	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
173535072	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called in to see about removing spouse due to divorce. The agent advised it is income /XX/ payments stay the same. The borrower was transferred a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
173954388	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called because he wants us to know he changed insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
174086856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Commentary states borrower called in regarding the credit reporting and loan information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
175356756	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower promised to make 2 payments on
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
176077860	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to request assistance options; upon further review with the agent, the borrower declined to apply for assistance, citing they have funds to pay the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
176272080	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
176705340	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called wanting to put their spouse on the loan to protect their interest if something happened. Associate advised the loan is not assumable due to the terms exceeds 30 years and sent out allowable transfers letter and advised borrower they could add spouse to the title of the home with the country recorder office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
177137604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a promise to pay and then scheduled a one time payment in the amount of $4251.18 effective 6/XX/18.  The borrower gave the reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
178202328	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
178455312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
179391552	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 11.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
179843736	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in regards to their payment increasing. Associate opened a ticket to have funds in suspense to apply towards the new payment. Borrower stated they are waiting for their funds from social security and the insurance reimbursement check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA Disaster declared on 09/XX/2017 for Hurricane Irma. There is no evidence of damage to the property. The loan was modified prior to the review period.
					06/30/2018
180492780	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
181647492	2	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised based on inspection we will be able to send out the remaining funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane damage, date of loss 10/XX/2012.  The work is 70% completed with the following remaining:  appliances, siding, floors, electrical, HVAC and garage per notes dated 05/XX/2018.  The borrower requested for some funds to be held back to hold the contractor accountable for quality on 06/XX/2018.  A check in the amount of $20000 was sent out on 06/XX/2018.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 08/XX/2018; Servcier  Response: Received a call form H/XX/10/XX/E. Advised of process and docs needed. On 4/XX/18 H/XX/18/XX/24/18 a 100% inspection was requested- No results yet.
					06/30/2018
183099660	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called, made payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
184252032	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
185068752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
185558784	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment by phone through WF Online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
187893408	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called with questions on interest rate. Servicer advised rate increased in accordance with modification agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017 (hurricane); no evidence of damage.
					06/30/2018
188466108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
188992440	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower called in payment for $766.42 for  today RFD curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
189694176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
190297752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Inbound call promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
190485000	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
190693164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Inbound call regarding general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
191792328	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called in regarding general status of the loan. Advised borrower of the foreclosure status. Advised the borrower that another modification would raise the rate and can refer to the final document for the terms of the last modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
192792288	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
192882372	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
192911256	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
193886340	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower discussed the reaffirmation process and confirmed that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
193976976	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Note indicate that borrower scheduled a Promise to Pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
194105460	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Discussed escrow shortage options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
196175148	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
196568568	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
197097444	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to schedule a payment for $440.19, effective 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
197370348	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in to make a payment $484.60
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
197430108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
197835480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Inbound call from customer regarding recast. Transferred call to specialist. Borrower unable to provide info necessary to make decision. Call interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
198141252	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in a one time draft of $290.44 effective that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
199377288	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
199620312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they had excessive obligations and made a payment of $688.99 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
200131260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Rep. stated the borrower called in regarding the general status of the loan and to seek options. The borrower is seeking forbearance options and is not looking for  modification options. Rep. provided the borrower with contact information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
200136240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
200404164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2011 and there is no evidence of reaffirmation.  Limited bankruptcy information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
206989716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
207601260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called and scheduled a payment of 873.91 for 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
209491620	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Spoke to borrower and advised of amount due on loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
210783480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
211110168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
212265528	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
212965716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
213488616	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower informed the servicer on 11/XX/2016 that a payment in the amount of $863.98 will be made by 11/XX/2016 at the local branch.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary dated 05/XX/2016 reflects a borrower is deceased.  No further information was noted.
					06/30/2018
213575268	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  Contacted borrower to discuss options
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
213591456	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called regarding the general status of the loan and what documents are needed to be faxed to continue the Modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
215864076	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
216666852	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The authorized 3rd party promised to make a payment in the amount of $375.70 via the online app.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
216989556	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  The borrower called in promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
219191232	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
219376968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
221101044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
221241480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to discuss status of account concerning the escrow analysis due to insurance change..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
222673728	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called proised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
224759352	2	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 advising they were keeping the property but requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
226059132	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
226679640	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
227620860	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called can't comit2 pay grace days
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
227923644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
228596940	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Inquiry on 10/XX/2016 borrower was advised due to the modification the loan must have escrow.
					06/30/2018
228890841	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called to schedule a payment and stated they had a flood last year and borrowers' job was shut down. Associate went over liquidation options; HAFA and other work out alternatives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
229490820	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
230290788	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
230733360	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower contacted the servicer on 04/XX/2018 to authorize a payment in the amount of $1,967.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
230817024	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
231679560	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
232763208	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called promised to pay in the amount of 2121.25
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
233384712	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower spoke with lender to inform them of the passing of co-borrower.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
234804012	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  No options were discussed with borrower on the 7/XX/2017 call because the borrower was current on her payments.  Borrower has paid as agreed since that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
235790561	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
235946424	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower gave verbal authorization for a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: FEMA Disaster declared on 09/XX/2017 for Hurricane Irma. There is no evidence of damage to the property.
					06/30/2018
236435460	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
238239216	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
238823868	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
239279040	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
239835804	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
241128612	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Inbound return call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
241553904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2019.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to request a copy of their transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
242190312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Commentary states borrower called in to advise payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
242990280	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in regarding amortization and recast. Stated mortgage wasn't supposed to have been included in BK. Advised can't commit to pay. Advised mailing address has changed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Bankruptcy.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in stating mortgage wasn't supposed to have  been included  in bankruptcy. Servicer discussed amortization and issue seems to be resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Borrower bankruptcy noted in file, but no pertinent information given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
244427364	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
245477148	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called to request a misapplied payment be reapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
248654388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Inbound call from borrower, who stated that they no longer wanted to pursue a short sale, and would prefer to look into a recast mod, which was eventually denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
249141432	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in and promised to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
249285852	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
250231056	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Outbound call: spoke to borrower regarding final modification documents. Advised borrower that they can go to any notary. Borrower stated that they will send them in by tomorrow. Advised borrower that I will be in contact as soon as we validate the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
252357516	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
254722020	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to get the insurance deductible price. Borrower was advised he would have to contact the insurance company. Call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
254869428	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
255074604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower called in reference to the inspection request
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
255089544	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  10/XX/2016 -- talked to borrower -- options reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
256879356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  xxxx called in to request to cancel mod process and states will continue to make payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
257903244	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called about recasting the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma; and an insurance claim for damages was filed.
					06/30/2018
258064596	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
258590484	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: none
					06/30/2018
259089480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  xxxx with xxxx called in regarding status of insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
260185080	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule a payment for 4/XX/2018. Phone fee waived, account updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
260389584	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer promise payment and provided a one time draft in the amount of $1796.92
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
261368328	2	1
LOAN STATUS: The current loan status is Payment History Review Only.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: none
					06/30/2018
262362336	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
262662132	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
263529648	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
265493760	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in requesting a quote for homeowner's insurance. Advised would need to be transferred to the Wells Fargo Select Department and provided the phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
265798536	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
267294528	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Called borrower to advise received a cancellation letter on the homeowners insurance. Borrower stated will call agent to find out why and call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
267334368	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  7/XX/2018 File Review: Notes indicate that borrower scheduled a Promise to Pay payment for loan account.

Borrower called to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Revised File Review-7/XX/2018-Updated Recent Contact and Most Recent Comment dates based on updated notes that's supplied in file.
					06/30/2018
269820384	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Discussed bankruptcy discharged status with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
270085320	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
270838296	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower called to confirm receipt of payment for June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
273429888	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
273443832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Inbound call inquiring about workout options and the overall general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
274413936	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
276431832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer on 06/XX/2018 to authorize a payment in the amount of $697.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
277495560	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Account inquiry.  Called in reference to payment made by phone. Money cleared Bank but did not apply to the loan.  Submitted request to have funds forwarded from customer service to the mortgage account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
278583192	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Outbound call to secure payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
280110060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Notes indicate that borrower called to advise she made a payment on October 16th online
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
280491528	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma.
					06/30/2018
280682760	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called on 03/XX/2018 to submit a complaint about their statement.  The comments indicate that the problem with the statement was resolved on 04/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower called on 03/XX/2018 to submit a complaint about their statement.  The comments indicate that the problem with the statement was resolved on 04/XX/2018.
					06/30/2018
283420764	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
286040244	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
286050204	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
286373904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Last contact with borrower was to discuss the payments on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Debt was not reaffirmed per notes
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
288842988	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  Borrower authorized 3rd party to have access to the loan. Promise to pay $1,772.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
290295156	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
290963472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
291066060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower scheduled two payments for 01/XX/2016 and 01/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
291655692	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
292200504	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
292868820	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower's spouse called and advised that the borrower passed away on 06/XX/2018.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
293641716	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
294131748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
295290096	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  inbound for payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
295376748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
295520172	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $849.07
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
295813992	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one time draft payment in the amount of $1771.79
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
296689476	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  The borrower advised RFD due to curtailment of income however set an online payment for 12/XX/2016 an the amount of $502.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
296888124	2	2	[2] Loan is in Bankruptcy [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called regarding payment increase; financial information was reviewed and the borrower was transferred to the bankruptcy department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed amount that was taken from bank account for payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
297188112	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
297388104	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
297459384	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft scheduled for 06/XX/2018 for $834.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
297866748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrowe called promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
298076904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  No statement regarding reaffirmation of loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
299191428	2	2	[2] Property is located in a FEMA disaster area. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing account information. . The agent reviewed and noted that the prior lates remain an d account is reporting current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The proeprty is located in a FEMA declared disaster area due to Hurricane Irma. There is no evidence noted to indicate that the property was impacted,
					06/30/2018
299333856	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 1/XX/18; Release from foreclosure referral hold.  Loss control audit compliance - remediation completed
					06/30/2018
299687436	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Co-borrower called to make a future promise to pay iao $900.00 for 11/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
299800017	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to make sure still receiving billing statement with the coupon attached, another statement sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
300008148	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in one time draft on 06/XX/2018; without direct contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
300444396	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to request loss mitigation assistance.  The borrower is concerned that the mortgage payment keeps increasing.  The call was transferred to the home preservation department to set up a financial interview and to go over the loan modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Comment says bankruptcy dismissed but it doesn't have any other details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
300463320	2	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower made a promise to pay and also reviewed loss mitigation options with the agent.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
301497168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called for loss mitigation option
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
302379624	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay by phone and made a one time payment on-line in the amount of $688.00 effective 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
303164472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
304532976	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
304678392	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
304702296	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
306173388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
306967200	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in regards to the second mortgage and wanted information on refinance. In 05/XX/2016 borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Borrower may have been impacted by DR4337/XX/15/XX/09/2017.
					06/30/2018
307031940	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
307371576	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
308583708	2	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called in to make a payment, Workout options reviewed but no plans set. Accepted  collections workout option.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
308805816	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in about a letter they received about their insurance. Borrower was advised that the refund from the insurance company needs to be sent in to escrow
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
310100616	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
310134480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
311027892	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
311287548	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower was advised of his loss mitigation options but did not pursue any.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
314292780	2	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called with questions about payments; loss mitigation options were discussed and turned down by the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed payment dates.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
316450116	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: n
					06/30/2018
317687292	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to have 2016 and 2017 year end statements sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
321372348	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  On 12/XX/2015 the borrower made a promise to pay, said they had a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
321559596	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower call with general questions about refinance and modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
324212940	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $1428.21
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
324697992	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
325652160	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called and authorized a payment in the amount of $703.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified outside of the review period.
					06/30/2018
326675052	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
327186912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
329408076	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
330482760	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  On 12/XX/2016 the borrower called to schedule a payment.  The property is owner occupied and the borrower has a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
330533556	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
331018608	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
331841304	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
333560400	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
333743664	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
334033500	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
334159992	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to get copy of March billing statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
334309392	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Polish translator needed.  Inbound call to make payment and to authorize 3rd party.  Payment options discussed but not pursued.
06/XX/2018 USPS payment in mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
334360188	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Inbound call to make payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/XX/2017.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Balance dispute mentioned, but no indication of a resolution, although it can be assumed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
335762556	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
335986560	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
336992616	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
337769496	2	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower will make a payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
339116088	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
340098144	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called pay by phone - promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: 1/XX/18; Released from foreclosure hold
					06/30/2018
341484576	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
341803296	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower could not offer down payment or plan start date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
342123012	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment $1555.54 effective 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
342372012	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 the borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A new credit dispute  was received on 12/XX/2017.  The investigation was completed on 1/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
343190724	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to advise they made two payments via bill pay by mistake and would like one of the payments refunded back today. The servicer advised the payments have not yet posted and they can not apply for a refund until the funds have posted. The borrower was upset and stated they need the money back today,. The servicer advised borrower to contact their bank for a stop payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
343421796	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
343885932	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
345634908	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
345779328	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
345858012	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower set up a one time payment $591.23
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower submitted documents to prove payment dispute however the servicer does not agree with the dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
346046256	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
348886044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
349389828	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The PMI was cancelled 07/XX/17.
					06/30/2018
349858944	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary state borrower called in to make a payment by phone $1200.00 on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
352043172	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
352692564	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
352761288	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
352885884	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
353412672	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
354684564	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Inbound to report that they will make payment at branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
354765240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
355428576	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Commentary states borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
355460448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  On 1/XX/2016 the borrower promised to pay.  There is a curtailment of income, the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
356899668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Representative reviewed the credit letter with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
357418584	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
357854832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
358654620	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
358744122	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
359393652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Representative discussed the insurance related issues with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
360002208	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
360024120	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  This is a performing loan with minimal borrower notes.  On 1/XX/2017, the borrower did call in and stated curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
360492240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
361185552	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,141.60.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
361556964	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  On 4/XX/2018 the borrower was advised of payment mailing time frame for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
361727280	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in and promised to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
363607728	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
364777032	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
365806896	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
368185272	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  Borrower promise to pay on 02/XX/2015 the amount of $735.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
369585216	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Went over the PMI deletion options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
371637481	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one-time draft payment via phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
371870544	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Received call from borrower wanting to know if exemption update in process. Agent informed it is and an analysis has been opened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Hurricane Irma 9/XX/2017
					06/30/2018
371904408	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
374791812	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
375421284	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
375495984	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  There has been no contact with the borrower since 08/XX/2017 when the borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
376024860	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Promise to pay onetime draft scheduled for 05/XX/2015 for $638.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
376036812	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
376309716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a promise to pay $880.12 online on 6/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
376509912	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  The borrower called promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
376584936	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make the payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
377445156	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA Disaster declared on 09/XX/2017 for Hurricane Irma. There is no evidence of damage to the property. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
377962080	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  7/XX/2018 File Review: Notes indicate that borrower scheduled a Promise to Pay payment for loan account on 06/XX/2018

Borrower called in to verify check status for some damage to the property due to water on 5/XX/2017. Confirmed check was received and provided processing time frame and regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Revised File Review-7/XX/2018-Updated Recent Contact, Recent Attempt, Most Recent Comment dates based on updated notes that's supplied in file.

The house was previously destroyed by a lightening strike on 08/XX/2015.  Over $500000 in damages.  The claim was closed on 11/XX/2016 with a 98% inspection.
					06/30/2018
379333572	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called to setup promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
379766832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in to update the mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
379856472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
380633352	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
381418200	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
381904248	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
382036716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in regards to double payment applied to account.
06/XX/2018 borrower called in to set up monthly recurring payments effective 07/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
382884684	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Co-Borrower called to make a payment since last payment was returned as invalid account number. Co-borrower stated is interested in setting up automatic drafting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
383537688	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower requested the billing statement to be sent to the mailing address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
384823524	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in to see if payment was being drafted.  Servicer advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
387045600	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
389718864	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Called borrower to collect past due.  Borrower scheduled payment, hardship is short term due to car repairs. Workout options reviewed no plans
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
391071432	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
391604292	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in regarding payment history, account status and next payment due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/XX/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed due date, stating loan should be current. Borrower's payment was misapplied to another account; servicer corrected payment.  Credit and fee adjustment were completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
392156076	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
392622204	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called stated could not offer down payment or plan start date. Borrower was not interested in a Loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
393412032	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  borrower called in regards to payment.  Was trying to make it at bank branch but were giving different amount. Confirmed the total of trial payments are what payment needs to be.  Branch will not see that amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
393849276	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
394136124	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
394992684	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The comments on 07/XX/2017 indicated the loan met the criteria for the mortgage insurance to be removed.
					06/30/2018
395148060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called to inform that they were no longer interested in workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
395347260	2	1
LOAN STATUS: The current loan status is Payment History Review Only.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: n
					06/30/2018
396289476	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
397294440	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Spoke with borrower about bring removed from the loan due to divorce. Discussed assumption process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to Hurricane Irma DR4337 noted on 09/XX/2017.  No damage was reported.
					06/30/2018
398997600	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
399975672	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
400199772	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called about a refund check that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
401311308	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is evidence of reaffirmation.  Bankruptcy closed: 1/XX/18
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
402233604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower wanted to know if the tax exempt documents had been notarized and sent back to the county yet.  They advised they weren't sure if it could be completed that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
403923816	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
405608052	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay $1909.59 confirmation number XXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
405670800	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make a payment $1870.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
405885936	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower was inquiring about letter they received and also asked about the $5000 loan Modification amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
408474540	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
408821148	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
409467552	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
410972508	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower called advised daughter moved out the house reason for default borrower can't comitt to pay gathering inforation to further vreview situation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
411483540	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
412006356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
412292208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower is upset that escrow shortage was misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
412502364	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called stating he received letter that flood insurance no longer required. Borrower also inquired about additional funds to bring escrow payment out of negative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
412890804	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Bankruptcy status and details provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
412987416	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in and made a payment by phone in the amount of $1303.20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
413763300	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called in to request reinstatement amount rep advised $21,639.25 good through 4/XX/2017 borrower  request wiring instructions  and states will wire reinstatement funds today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
414384804	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called on 2/XX/2018 for updates on the BPO.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
416118840	2	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Notes indicate, spoke to Sarah Rodhouse who scheduled a payment for $384.76, effective 5/XX/2017.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2009.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
417531168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
418081956	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
418220400	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called and advised that he needed a refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
418653660	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
420843864	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  One time draft effective 05/XX/2018 $1139.34
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
421536084	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
421629708	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower was calling to file an insurance claim from Hurricane Matthew and was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
422103804	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  Called borrower, account maintenance completed, keep paper statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
423283068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
423573900	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
424797984	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrowre called to see about getting their taxes updated.  They advised the client they've been approved for a deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
424849776	2	3	[3] MI Not Being Paid As Required [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called requesting information on suspense funds, rep. advised to reach out to bankruptcy specialist. Rep. advised went over suspense funds and post petition payment status which is due to May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
425073876	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
425182992	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Rep. called borrower to collect on past-due loan. Borrower promised to pay $693.12 with check by phone on 8/XX/16 and promised to pay $675.92 with check by phone on 8/XX/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
425544984	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower has made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
425912508	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called in and advised they had a decrease in insurance payment, but would like to keep the escrow shortage amount spread out over 36 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
426281028	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower gave permission to speak to a third party and provided balance details. On 3/XX/17 borrower expressed concern about living in the home for 15 years and the payment increasing. Explained rate will increase to 5% on 6/XX/17 and again on 6/XX/18 to 5.125% for the remainder of the loan. Borrower was advised of the modification process. Borrower was notsure if a modification was something the customer would be interested in. Advised borrower of the option to refinance and offered to transfer the call. Borrower stated would think about the option and then was advised of the website knowyouroptions.com.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
426655524	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
427947336	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower promised to make a payment for $880.43 by mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
428183388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Servicer contacted the borrower to verify the insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
428898516	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Commentary states borrower called in to advised the future occupancy status for the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
430974180	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per commentary,  the property was damaged by fire on 04/XX/2018. An insurance claim was filed and check has been received, endorsed and released.  Claim is non-monitored by the servicer.
					06/30/2018
431515008	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
431637516	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower called in regards to the incentive letter that they received and about the Dodd Frank certificate that needed to be signed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
432403440	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Servicer contacted borrower for payment on the account. Borrower stated they were unable to make a payment today and the RFD was due to excessive obligations. The borrower stated they sent a payment via regular mail on 04/XX/2018 and will contact the bank to find out if the check has cleared. Notes indicate the borrower's payment posted on 04/XX/2018 in the amount of $1,669.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
434240064	2	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Office of the President casework comments: Spoke with borrower and provided an update on the research. Agent explained case is presently in a second level review. Agent provided the expected resolution date. Borrower states has attempted to call and agent did not return the call.  06/XX/2018 - Borrower called regarding getting the account reaffirmed.  Sent information to borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Borrower called regarding the amount of escrow account, states calculated more than what is in escrow and are stealing the money. States paid homeowners in January  but was paid in December 2017.  In review, modification was done for escrow shortage. Shows currently being reviewed and re-analyzed  Borrower contacted 5/XX/12/18;Per our customer care team the dispute has been resolved.  If it had not been resolved, it would have been escalated to Office of the President which we scrub for each month and disclose to FNMA in the sales process.
					06/30/2018
434354604	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/XX/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  payment dispute -- misapplication of payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
434448228	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Inbound call from borrower with promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
434498028	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called to check on the status of the insurance policy and was informed the account has been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma.
					06/30/2018
435055644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
436071708	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
436535844	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
436809744	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  06/XX/2015 borrower called regarding a partial release - explained the process, requirements and fees - sent out package per borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: MHA recast finalized cited on 06/XX/2018.
					06/30/2018
437025876	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
437549772	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Inbound call regarding general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
437736024	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Inbound call from authorized 3rd party confirming payment date and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
438432228	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called in regarding general status of the account and completed Modification. Agent explained terms of Modification. Borrower stated they received a letter to refinance and will stop at Branch to get information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 1/XX/18; Released from Foreclosure referral hold, Loss control audit compliance. Remediation complete
					06/30/2018
438471072	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower called to discuss options for PMI deletion
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The Mortgage insurance was reviewed on 06/XX/2018, after the review period, and will be cancelled effective 06/XX/2018 due to meeting the criteria guidelines.
Comment dated 06/XX/201/XX/04/2018.
					06/30/2018
438500952	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
439281816	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Rep. called borrower to discuss research request for modification documents. Borrower wanted to know how much was modified in 2010. The agreement does not show the amount modified. Rep. submitted a request for a payment history to help determine the amounts
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
440521836	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Account inquiry. Borrower provided property loss back up documents for claim that is open on the account for water damage.  Borrower requested waterproofing for the home and that payments be made directly to O'Donnell Excavating.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is evidence of reaffirmation.  The proof of claim was filed 03/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
441199116	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: loan was hamp na prior 9/XX/16
					06/30/2018
441285867	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower called to inquire regarding grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
441500904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
442384356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
442498896	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
442568616	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called in regarding letter. Borrower transferred to customer service. Letter was mailed to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2017 and there is no evidence of reaffirmation.  Borrower has been discharged from Chapter 13.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
442933152	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower called about the amortization of her loan if she decides to recast or pay more towards principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
444613404	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
445758804	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  On 10/XX/2017 the borrower called to see about their spouse assuming the loan.  Was advised the loan was not assumable as there was 30+ years left on the loan.  Was advised this could be revisited in November 2021.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
446148240	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
446382144	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
447235872	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called as unable to make a payment or access statement on line.  Servicer advised that system was down and borrower should try to access later.  Borrower accessed next day and made payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Written and the reason is Modifcation denial.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed modification denial.  Loan later modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Notes of 01/XX/2017 indicate BK discharged 09/2010
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
449599380	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
450464904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  The borrower contacted the servicer on 09/XX/2015 to authorize a payment in the amount of $1,000.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
450961908	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
451122264	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower contact made and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
451178040	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
451660104	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  2/XX/2017 - Borrower called about loan modification recast letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
452081916	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower contacted the servicer on 02/XX/2017 to inquire if the recast option is available.  The borrower was advised it was already received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
452232804	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower made a one-time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017 (hurricane); no evidence of damage.
					06/30/2018
452253720	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
452314476	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Inbound to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
452616264	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
453465852	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
454426992	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  On 06/XX/2018 borrower called to shculed a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
454615236	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower cited the reason for default as curtailment of income and made a payment at the local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
455195904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
455602272	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower was contacted to discuss the workout incentives.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
455745696	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
455948880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
456373176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Notes indicate that borrower called regarding insurance premium. Agent advised that per accounting, the check was cashed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
456809424	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
458353224	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrowe called promise to pay in te amount of 1021.55
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
458376132	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower called on 08/XX/2016 to confirm their insurance policy was active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments on 03/XX/2017 indicated the loan was previously modified under the HAMP.
					06/30/2018
458961780	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The servicer contacted the borrower for payment on the account. The borrower made a promise to pay $824.91 via check by phone on 11/XX/2017. The servicer processed the payment and provided confirmation number XXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
459181632	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: An insurance claim check was received on 10/XX/2015. The claim was classified as non-monitored and the check was endorsed and released to the customer.
					06/30/2018
459791448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower was advised on 02/XX/2016 the modification was completed and the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
459989652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
460323312	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Outbound collection call for payment. Borrower sending payment of $351.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
460570320	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is agreed ordered.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Chapter 7 BK Commentary indicated borrowers intend to retain and pay.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
461494608	2	3	[3] MI Not Being Paid As Required [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make payment in the amount of $44.91.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
463102152	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in a one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
463198764	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
463225656	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
463294380	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
464287392	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
468276372	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to have the payment withdrawal amount increased to $1,100.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: FEMA Disaster declared on 09/XX/2017 for Hurricane Irma. There is no evidence of damage to the property. The loan was modified prior to the review period.
					06/30/2018
468855048	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  The borrower called in to update the payment withdrawal information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
469169784	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
469315200	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
469317192	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called on 11/XX/2017 to remove a party from their account and add their spouse. The servicer advised due to the prior chapter 7, an assumption was not an option. The servicer advised the borrower they could still add their spouse to the title policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
470176740	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called regarding letter received in regards may qualify for $5000 off principal balance and wants information regarding that.  Other options reviewed, no plans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
471738468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  The servicer called and spoke with the borrower regarding the payment and the borrower stated payment in amount of $755.41 was paid online 03/XX/2017. The borrower verified that the property is owner occupied and stated is on fixed income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
471800220	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
472244436	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
474328068	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Representative discussed insurance related issues with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
475170684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower was contacted on 02/XX/2018 regarding the payment due. The borrower stated they were experiencing a hardship due to a curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
475478448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call from authorized third party explained reason for calling in was the homeowner insurance is to being paid by the escrow that is set up on the loan. Rep. advised will warm transfer to the insurance department and get an escalation and resolution needed. Rep. provided borrower with insurance-escrow department number
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
477641760	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
477825024	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Promise to pay.  Onetime draft 11/XX/2017 for $221.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
482478336	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states borrower called in regarding questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
482810004	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
489114684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
490018056	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
490242156	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Notes indicate that death certificate was received for Mr. with a date of death: 03/XX/2015. Mrs. is still living and resides at the property.
					06/30/2018
490247136	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
490604700	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower promised to make a payment in the amount of $955.22 via online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
490746132	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Notes indicate that borrower called to schedule a Promise to Pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
490850712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Account inquiry.  Scheduled payment and provided confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
491750820	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
492824784	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last borrower contact was in regards to making a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
493280268	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  10/XX/2015 - Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Limited contact with borrower. Loan performing and no 30 day delinquencies within the past 12 months.
No evidence of dispute or litigation. No evidence of bankruptcy, foreclosure or any standard keywords or red flag items.
					06/30/2018
494137512	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called on 04/XX/2016 regarding the status of their insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.
					06/30/2018
495417372	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a promise to pay at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
497175312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  None
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
497294832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called regarding late fees; stated should not have to pay late or other fees as the home was damaged in a fire. Servicer advised late fees have accrued and sent detailed statement. All repairs were completed and final inspection done 12/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
497461164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
497525904	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called to make a payment iao $100.00 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
498331668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower concerning past due payment, borrower stated work is slow so their income had been effected, promise to pay made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
498339636	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
498989028	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
499013928	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment in the amount of $686.20
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
499375476	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Missing comments for March 2015 to April 2018.
					06/30/2018
500174268	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
501512892	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The last contact was made on 10/XX/2016, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
501531816	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
502255908	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
503044740	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA Disaster declared on 09/XX/2017 for Hurricane Irma. There is no evidence of damage to the property. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
503112468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called with questions on when $5000 would be granted to her and questions on the loan mod agreement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Revised File Review-7/XX/2018-Updated Recent Most Recent Comment dates based on updated notes that's supplied in file.
					06/30/2018
503466048	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  On 4/XX/2016 Borrower called in to obtain information on a modification due to illness of the mortgagor but decided not to pursue since their payments were current. On 11/XX/2016 Borrower wanted to know whether the insurance premium was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
504103488	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
504374400	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower payment in the amount of $65.18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
504872400	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
506245884	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
506501856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
506682132	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
507106428	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower completed modification on 06/XX/2017 and wanted to check the general account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
507703032	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
512271684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
512539608	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The comments on 06/XX/2017 stated the loan met the criteria to have the mortgage insurance drop off effective 04/XX/2017. The notes on 08/XX/2016 indicated the loan was previously modified under the HAMP.
					06/30/2018
513204936	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower scheduled a payment in the amount of $1,133.83.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
514679412	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
515393148	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called in to ask about the recast and stated she just received it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments on 09/XX/2017 and 09/XX/2017 indicated the property was in a FEMA disaster area due to Hurricane Irma. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
516319428	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
517111248	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower verbally reviewed payoff figures and stated refi with another lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 08/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Harvey; but no damages were reported.
					06/30/2018
517437936	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
517481760	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
517678968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
518023584	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
518511624	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/XX/2019.  The last payment was received on 02/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Per collection notes no evidence of bankruptcy file/ case number, discharge date or chapter type in file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
519682920	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
520581312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  9/XX/2017 Borrower called and stated cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
520856208	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The customer promise a payment and provided a one time draft in the amount of $1555.86
6/13; borrower called promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
521952804	2	3	[3] MI Not Being Paid As Required [2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in requesting HARP eligibility was transferred to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
522271524	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Notes indicate that borrower called to advise they may make a payment on 7/XX/2015 and then call dropped
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
522606180	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to request the Year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
525382032	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
525754536	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
526495560	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower requested to update the bank account information for the automatic draft to be effective on 03/XX/2016 in the amount of $1,764.91.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is release from stay granted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma.
					06/30/2018
526564284	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Outbound call to secure payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
526588188	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The servicer spoke to an authorized third party who gave credit card information so that an appraisal could be ordered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Commentary dated 12/XX/17 indicates the Hurricane Harvey protection efforts were removed.
					06/30/2018
526922844	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
527641956	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 11/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
528219632	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
528378864	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented [1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and made a promise to pay with a representative.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A promise to pay was made by phone by an authorized third party and a one time payment was made in the amount of $1160.37 effective 6/XX/18.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The case was filed in 02/XX/2013 per commentary dated 02/XX/15.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
529558260	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
530833140	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
532183716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  borrower called pay by phone  promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
532362996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
533867952	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Outbound call for promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
534798211	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to setup promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
535949592	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
538278240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
539178432	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
541594920	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called about loss mit options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Borrower expressed concern with her modification, reflects did not know the rate would change after 5 years, Borrower is on a fixed income and is concerned about the payment increase.
					06/30/2018
542409648	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in to make a payment online, in the amount of $982.28. Transferred borrower to specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
542653668	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
542906652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Promise to pay by phone onetime draft $718.61 03/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
543678252	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called with question regarding bankruptcy and was advised that due to bankruptcy he is not liable for the debt but the lien is still valid on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
544140696	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Borrower called regarding two partial payments made and how they were applied to account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
546310980	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $120.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
549071892	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
549492204	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $2,821.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
550747164	2	1
LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Outbound call to go over modification docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
551364684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
552239172	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
552801912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
552995136	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
553073820	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower made a promise to pay in the amount of $1222.37 on 08/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
553277868	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
555029964	2	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last borrower contact was in regards to making a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was received on 4/XX/2018.  The credit reporting was deemed to be correct on 5/XX/2018.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
556753044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
558622536	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
558890460	2	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
559407384	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
560677572	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
563093580	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $813.53.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
563374452	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
563603532	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The customer was contacted to get the information on the insurance coverage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
564861480	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Spoke to the borrower and advised insurance refund will be applied to escrow. The borrower inquired on a line of credit/refinance and was transferred to a specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
565094544	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower accepted promise to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
565677372	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Inbound call inquiring about refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
566048712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
568532736	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in to request loan modification information be mailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
568557636	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Per last borrower contact, borrower called in to schedule payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
568890300	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Outbound call to secure payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
568940100	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower to make inituial down payment of $722.78 on 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
569761800	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
569929128	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
569986896	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Outbound call to obtain payment.  Borrower agreed to pay by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.  Full details of Chapter 13 filing not evident within comment range.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
571429104	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
571777128	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Outbound call for payment.  Payment made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer advised borrower that they are unable to determine the exact dispute.  Request more info/clarification.  No further notes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
572183076	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower requested an appointment for a final inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
576884196	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  On 8/XX/2015 the borrower wanted to know about a bill they received when the account should be current.  Wanted payoff information and explanation of a second loan.  The property is non owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
577416060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Co-borrower called in and promised to pay through desktop.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
577800516	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in payment for $1,185.70 today and payment for $340.81 for 6/XX/2018. Borrower wants to pay weekly starting 6/XX/2018 for 7/XX/1/2017 the borrower asked to have their phone number updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
578697912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
580846284	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
580934928	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
582224748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
583432896	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called in to authorized a third party to discuss the account due to the borrower attempting to refinance the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
583665960	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last borrower contact was in regards to making a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
584138064	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Also missing collection comments from 05/XX/2015 thru 10/XX/2015
					06/30/2018
584243640	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment for 6/XX/18 in the amount of $1,553.02.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
584376624	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The commentary dated 08/XX/2017 states the loan meets the criteria to drop PMI effective 08/XX/2017.
					06/30/2018
584969724	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower was contacted and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
585736644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
586354164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower informed of the foreclosure status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
586664916	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  Called and spoke with borrower who could not commit to pay, states son makes the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
586776528	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Per last comment, borrower called in to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
587347176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  One time payment $1972.53
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
588445764	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 7/XX/2016 - Memo states Bankruptcy closed, but no information in file.
					06/30/2018
588496560	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called regarding promise to pay and is concerned regarding why payment was returned as an NSF when there is funds in the account. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
589003524	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 10/XX/16; Customer may have been impacted by DR4286
10/XX/16; Text message sent to DISASTERTEXTOUTREACH
					06/30/2018
589580208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to make his mortgage payment by phone due to online not letting him pay online. The borrower was informed that due to his loan condition, personal checks cannot be accepted. the borrower stated that he will make a payment at the bank branch and set up the autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
589998528	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2015.  Performing loan.  Borrower was last delinquent in 2/2015, when last contact was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
590356092	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
591829176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
592131960	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower called with questions regarding workout options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
592462632	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
592840116	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
593651856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  BOrrower promise to pay on 09/XX/2017 in the amount of $67.87.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
593955636	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The co-borrower was advised that the contact information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
594025356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
594946656	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Borrower called to see if the Dodd Frank notice that was sent in by fax was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
595176192	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is dismissed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
595198644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
595550232	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Account inquiry.  Borrower called to have collection calls stop on the loan. There was a misapplication of the June payment which had been applied to son's credit card.  Advised could set up a promise to pay to stop calls.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
598358952	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  The borrower requested for the Amortization schedule to be sent by email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 03/XX/2016 reflects a possible bankruptcy case; but no further details were cited.
					06/30/2018
598845996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower promise to pay on 06/XX/17 in the amount of $426.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
599332044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 10/XX/15; Unauthorized 3rd party called requesting information on the account. Person did not identify themselves
					06/30/2018
599871876	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  the borrower promise payment and provided a one time draft in the amount of $1121.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
600355932	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Borrower discussed early resolution options and made a down payment. Workout options were reviewed but no plans were made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
602563068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
606998256	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
607175712	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
607259208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower state he have not been receiving statement.  Confirmed mailing address to receive paper statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
607696452	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower made a payment by phone. Borrower called to collect past due amount. Borrower stated the reason for delinquency is due to an illness in the family. Borrower is not interested in loss mitigation options Borrower made a promise to pay $724.10 and late fees online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
607701432	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower promised to make a payment in the amount of $1588.00 online on 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
608275668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Noted 06/XX/2016 HHF funds received and applied to loan.
					06/30/2018
608289072	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
609321924	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
611018112	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  05/XX/2016 -- borrower called to report roof damage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
612046980	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called promised to pay sated will make payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
612458748	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft at back on 06/XX/2018 for $633.01. Reason for default, excessive obligation.Borrower did not offer down payment or plan start date.  Workout reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
614663472	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
614812872	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower called to make a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
615934368	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
616875324	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called pay by phone with promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 8/XX/17; Demand not sent due loan on hold file
1/XX/15; Reason for default - Curtailment of income
					06/30/2018
617337732	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
619471164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  12/XX/2017 - Borrower called to make payment.
1/XX/2016 - Workout options reviewed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 11/XX/2015 - Hardship due to flooding declared for relief by FEMA. No additional info from borrower.
					06/30/2018
619882512	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Inbound call inquiring about lowering interest rate and/or workout options.  No hardship exists, so no pursued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
621183288	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
621213168	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower promise to pay on $1,662.51 on 04/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
621551808	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
621956184	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Borrower called in to inquiry was account was reflecting past due, advised the escrow increase and borrower was making payment without the increase
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
622285860	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Released from foreclosure referral hold for hurricane IRMA due to loan not delinquent
					06/30/2018
622344624	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
623590620	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
625951140	2	3	[3] MI Not Being Paid As Required [2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
627588564	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
628798704	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Comments on 12/XX/2017 indicated the property is located in an area affected by Hurricane Irma. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
629384352	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called to scheduled a one time payment by phone for $513.10, effective 5/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
629963028	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
630608436	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called regarding loan status mos was completed in April and accidentally setup in in may now has ben removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
631576548	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
633155208	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
633293652	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
633513768	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  On 7/XX/2015 the RFD is employment transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
634374624	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
634580484	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  inbound call from borrower to process payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
634859364	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called and stated that the bankruptcy was discharged. The borrower was provide with a number to fax written correspondence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The commentary provided limited bankruptcy information.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property in FEMA disaster area 09/2017 (hurricane); no evidence of damage.
					06/30/2018
635087448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  Borrower called to make a payment in the amount of $450.00 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
635469912	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called to setup promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
635858352	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Account inquiry. Call in concerning previous modification he received.  He expressed concern stated not all terms were disclosed.  Reviewed the terms of the modification he received in 2010 advised of future interest rate change, advised of principle and interest payment  amount.  Advised would not be able to provide total amount due as escrow can be adjusted anually.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
636058548	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
636178068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in inquiring why interest is increasing. Rep. transferred borrower to Customer Service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
637495776	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2015.  Borrower called to make payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
638154132	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called about general status  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
639058500	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: 12/XX/17; Released from foreclosure hold for hurricane IRMA due to disaster protection
					06/30/2018
639227820	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower advised had paid online and cited reduced income as the reason for paying late.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
640651104	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: FEMA Disaster declared on 10/XX/2017 for California wildfires. There is no evidence of damage to the property.
					06/30/2018
641805468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
642073392	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower made payment by phone and late fees were waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
644162004	2	3	[3] MI Not Being Paid As Required [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in and requested the address to send claim check. Borrower was advised of address and timeframes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim funds in the amount of $2292.51 were received on 06/XX/2018 for water damage that occurred on 05/XX/2018.  The details of the damage and status of repairs were not provided.  The damage repair amount is estimated at $2,292.51.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
644496660	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
645699828	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
648274068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Called borrower, requested homeowners insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
649899960	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower called into check if late fee was waived advised yes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
650375052	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 12/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called pay by phone  promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
650546364	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called with questions about payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
652109085	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Outbound call: spoke to borrower, who did a promise to pay for $1123.51. Borrower stated felt like they were being ripped off. Explained how mortgages worked to the borrower. Reason for default was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
653291340	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
653903880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 02/XX/2018 property damages from Hurricane damages with date of loss 09/XX/2017; claims check of $10,193.63 endorsed and sent to borrower for processing. The claim is listed as non-monitored, damages are not detailed.
					06/30/2018
656157828	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in reference to verify inspection appointment. Borrower calling to verify when will be contacted by inspection company. Rep. advised borrower would contact resolutions to better assist with inspection company. Borrower disconnected while trying to connect with resolutions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
656733516	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
657638880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
657987480	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 borrower called to make a one time payment for $1,040.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
658773648	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
659806176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
661116912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
661448580	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised will be sendfing in a payment.
6/XX/18; co borrower called can't comit2 pay **************** curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
661487424	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called regarding the 1098 year end statement. The 1098 form was emailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
661942596	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called to verify payment details; cannot commit to pay,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
664174632	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  5/XX/2018 Borrower called to make payment by phone for 1067.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
664336980	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  A branch employee called to advised that the borrower is at the branch and is making a payment in the amount of  $3083.66.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 09/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
664381800	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Coborrower called will pay via phone  Excessive Obligation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 12/XX/17; Hurricane IRMA
9/XX/17; Placed on foreclosure hold  Hurricane IRMA Disaster Protection efforts
					06/30/2018
665252304	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  02/XX/2016 -- Borrower called and workout options discussed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
665618832	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
666732360	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Representative discussed payment information with the borrower.  Funds was misapplied to the wrong payment element.  Representative requested an amortization schedule to be emailed to the borrower.  Funds was reversed and reapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
667132752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
667873284	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Internet problem. Pay by phone fee was waived. Advised of acceleration intent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is not available in the information provided.  Bankruptcy Miranda reflected on 8/XX/2017 most recently. No additional comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
669637692	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Commentary states borrower called in regarding assistance options available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
669719364	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Onetime draft scheduled for 06/XX/2018 for $1021.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
671037072	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
673308948	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Received call from borrower who requested assistance options. Agent advised of disaster relief program, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Comment on 10/XX/2017 bankruptcy discharged but no other details about the bankruptcy given.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
673473288	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
673981248	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to schedule a payment in the amount of $2,407.43 for 6/XX/18. Borrower called regarding the general status of the loan. Borrower explained trying to bring the account current, processed payment in suspense, verified monthly payment amount, and next month. Rep. sent specialist message of the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
674710320	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower stated that the spouse already mailed in a check for the payment.  The reason for default was cited as payment adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
675321864	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
675351744	2	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called wanting to know why they were referred for a modification when they did not request one.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
677084784	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
677545932	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Agent called the borrower regarding the general status of the loan and advised that the account was removed from review as previously discussed. If she needs assistance in the future she can always reapply.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
677740152	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
678101700	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Borrower called with concerns with their payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.  Not reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Borrower requested a verification of mortgage on 04/XX/2018 as the debt was not reaffirmed. Making Homes Affordable recast was finalized on 03/XX/2016.
					06/30/2018
678513048	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower was concerned that someone was taking pictures of her property. Advised borrower that no inspections had been ordered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
678963240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 information and/XX/21/XX/21/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
681362604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
681388500	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower called in to discuss the payment made. The borrower was advised the account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
682306812	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
682772688	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  The borrower called in with a third party to inquire about assuming the loan.  The process was explained and the borrower stated would call back if wanted to start the application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
683876508	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
683969136	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower gave a one time authorization to talk to a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2012 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
685051788	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
687788796	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower inquired about a home equity loan and is not interested in loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
688577628	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
688654320	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
688922244	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
689847528	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
689919240	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Called borrower to discuss final Modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
691406268	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrowed called to provide a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: There was no mention of a modification, loss mitigation or MI.
					06/30/2018
692021796	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
693382332	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
693472260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
693679140	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in advised default death in the family promised to pay 1284.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
694651236	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
697113348	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Notes indicate that borrow went to local branch to make loan payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
697144224	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
697254780	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Rep. spoke with  borrower to notify that the recast has been completed, new payment amount for 6/XX/16 will be $969.10. Rep. also advised borrower to disregard letters sent showing account is past due, explained we had to reserve February through May payments in order to reapply the payments back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
698688024	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
699694980	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment in the amount of $278.72 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
700342380	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called to get year end 1098 statement, will access on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
700359312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
700610304	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  The borrower advised they will make payments towards the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: Unable to confirm title issue activity on the loan with the information provided.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Comments on 01/XX/2018 indicated the property is located in a FEMA declared disaster area due to wildfires. There was no indication of damages to the property.
					06/30/2018
700612296	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
701171952	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to schedule a payment for 06/XX/18 in the amount of $2,151.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
701739768	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
702210876	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Borrower stated will pay online 12/XX/2016 in the amount of $1410.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property located in FEMA disaster area 09/2017, no evidence of damages
					06/30/2018
702349320	2	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;Yes No verbal communication
					06/30/2018
702900108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
703505676	2	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  On 07/XX/2017, the borrower scheduled a payment for $297.08 effective for today.  The agent waived the processing fee and provided alternate payment methods.  The cease and desist was validated.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed on 05/XX/2017 as the loan was modified. Servicer Response 7/XX/18;No C&D on account
					06/30/2018
704173992	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
705301464	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
705798468	2	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Last contact was to finalize modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;Yes No written communication
					06/30/2018
705864204	2	1
LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  borrower called regarding payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
706253640	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
708217752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Called borrower to discuss status of account. Customer says has excessive obligations and can not offer down payment. .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
709235664	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Agent explained to the borrower to disregard the previous conversation regarding signatures needed on correction agreement limited POA. Borrower signed the  POA already last year and had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
709966728	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft effective 06/XX/2018 for $$1051.90.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
709990632	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
710090232	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower states the additional funds for the recast will be sent in with the agreement
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
710428872	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
711144996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES:
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
714169848	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 5/XX/18; Customer may have been impacted by DR4364
7/XX/16; Bankruptcy closed,no other information provided within the commentary
					06/30/2018
714796332	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Outbound call: spoke to authorized 3rd party regarding Private Mortgage Insurance deletion requirements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Per comments dated 06/XX/2017 and 06/XX/2017, PMI was removed.
					06/30/2018
714847128	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft scheduled for 06/XX/2018 for $482.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
715671372	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in and was informed that due to discharged Bankruptcy, they are not liable for loan debt but lien is still valid and enforceable. Borrower scheduled a one time payment for $999.20, effective 5/XX/2018. Borrower not interested in Loss Mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
716289336	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Last contact with the borrower they called in to make payment for 02/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
717752460	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 12/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called in and made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
718461612	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
720178716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Co Borrower called to state will be making payment in branch
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
721636860	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
722274300	2	2	[2] Property is located in a FEMA disaster area. [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Commentary states borrower called in to make a payment by phone.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 05/XX/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
722630868	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  borrower called with third party to get 1099 information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
722870904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2017.  The borrower contacted the servicer on 04/XX/2017 to authorize a payment in the amount of $610.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
724297176	2	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Called borrower  and delivered message to provide insurance coverage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  Borrower disputing present/XX/payment rating/XX/12/18;Per our customer care team the dispute has been resolved.  If it had not been resolved, it would have been escalated to Office of the President which we scrub for each month and disclose to FNMA in the sales process.
					06/30/2018
724671012	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $529.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
724874856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
725170991	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
725677632	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
725754324	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
726871836	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower had an account inquiry.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 01/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
726970920	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower will make payment at branch (RFD: Tenant is not paying)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
727182588	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
727870884	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
728511252	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
728559060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
729730356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
731493276	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
731576940	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Promise to pay onetime draft effective 06/XX/2018 for $325.81.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
732644652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
735364728	2	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to discuss past due and breach expiration. Borrower was advised to call home retention to discuss collection repay.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 08/XX/2015 as the loan was modified.
					03/31/2017
737271072	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
737692380	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
737814888	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  The borrower called to change auto withdrawal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
738588780	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
739117656	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: PMI dropped as of 07/XX/2017 based on original value.
MHA recast modification completed 02/XX/2016.
Borrower pays on line monthly.  No direct contact.
					06/30/2018
740721216	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2018.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  credit reporting dispute resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
741642516	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Rep. called borrower to collect on past-due loan. Borrower promised to pay $502.89 by mail on 6/XX/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
741924384	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
742304856	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called, loan is current but getting correspondence indicating is not. Advised loan is current and will remove from loss mitigation which is activating the correspondence. Will take 5-7 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
742953252	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
743503044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
744236100	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
744549840	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
744552828	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  7/XX/2018 File Review: Notes indicate that borrower scheduled a Promise to Pay payment for loan account for $1373.76 on 6/XX/2018.

The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Revised File Review-7/XX/2018-Updated Recent Contact date based on updated notes that's supplied in file.
					06/30/2018
748903356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower promised to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
748973076	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
750444168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Notes indicate that borrower called to request a status on the recast application and to verify if process was completed. Agent advised that department was working on the process
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
750769968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made a one time payment $1139.04
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
750875436	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
750888384	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called to update their address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
751128420	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  borrower called for status of refund (insurance)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
751711080	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to address why keeps having to go to bk department when calls in for payment or inquiry and that bk is discharged. Borrower also said that we are reporting as negative on credit report and is causing not to get credit elsewhere. Rep. advised borrower can get a pay history and sent it with the application for credit. Borrower will send in letter to request pay history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Primary reason for default  is payment dispute
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
753042732	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a promise to pay $650.60 confirmation number XXXXXXXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
753676188	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
754164228	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called to have unapplied funds posted to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
754684140	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
754748880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
754984932	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to schedule a payment for $197.06, effective 4/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
755411220	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
755452056	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
755815596	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 02/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified outside of the review period.
					06/30/2018
756369744	2	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No verbal communication
					06/30/2018
758258784	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
758487864	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
758769648	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  11/XX/2015 -- borrower called regarding past due amounts - RFD - excessive obligations
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
758945028	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
760091424	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
760503768	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,994.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
760794600	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Rep. called the authorized third party to collect on past-due loan. The authorized third party made a promised to pay $1681.05 with check by phone on 6/XX/18. The authorized third party stated sent the payment by mail last Tuesday. Reason for the delay of the payment medical. Rep. offered assistance from Home Preservation and offered other payment options. The authorized third party stated was busy and had to end the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
760974876	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
761168100	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to make a payment. Borrower promised to pay $2567.52 online on 3/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: NA
					06/30/2018
761249772	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  Borrower called to see why the payment was returned and advised payment returned due to payment post dated for future date
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2012 and there is no evidence of reaffirmation.  Release date 02012012
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
761490804	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called about payment rep transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
761493792	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
764275620	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
764461872	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
765056484	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called in to make a payment $759.41
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
765069396	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
766893108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
767885124	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  The borrower called in and was advised of the denial of modification efforts.  The servicer advised of liquidation options and provided the number to contact the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower may have been impacted by DR4353; wildfires as cited on 01/XX/2018.  No damage was reported.
					06/30/2018
768174960	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
768362208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
768415992	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
770001624	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  An authorized third party called to obtain information regarding the settlement for the property damaged sustained in hurricane Irma. It appears the repairs have been made and checks have been disbursed. The loan is current with no past delinquencies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
770694840	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
774085224	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
774164904	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  On 2/XX/2016 Borrower cited excessive obligations for being late with the payment and accepted a promise to pay $979.13.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
774700752	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
776151924	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called and promised to schedule a payment in the amount of $2123.34
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
777068916	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,320.00. On 9/XX/2015 the borrower was advised of the general status and that the modification was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
777342258	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Borrower promise to pay $530.52 on 1/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
778077192	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
778232568	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
778725588	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called and authorized a payment in the amount of $717.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
779262432	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called stated is doing a short sale and is in touch with home.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
779671788	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Borrower called for their year end statement. On 0705/XX/08/XX/05/XX/07/2016. Fall
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
780852048	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make a promise to pay iao $1085.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: 7/XX/2018 File Review: Revised: Most Recent Commentst to reflect most recent Notes in file.
					06/30/2018
782091072	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one-time draft payment via phone and also made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
784654776	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Borrower called in to make a payment $1214.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
785117916	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
785613924	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The last contact was made on 4/XX/2018, in which the borrower was contacted in regards to a previous dispute on file.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was claiming more payments are being taken out without authorization; there was no evidence to indicate the issue was still outstanding as of the end of the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
785717508	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is 08/XX/2013.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
786623868	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  On 12/XX/2015 the borrower called to make sure the new insurance policy was received. Agent advised they had not yet received it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
786856932	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: No contact with the borrower is evident in the loan file.
					06/30/2018
787165692	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called completed pay by phone
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
788886780	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit dispute was resolved on 05/XX/2018. The servicer responded indicating the reporting information was accurate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
788992356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
789206496	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
790078992	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Inbound call requesting monthly statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
791016228	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The servicer spoke with borrower who requested that the servicer call the insurance company regarding refund. The servicer spoke with representative at insurance company and stated that refund has not been received and informed that the refund usually goes back to the borrower. The borrower stated will call back once refund is received and deposit the funds into escrow account and will need to run a new escrow analysis to calculate payment due to insurance change as the last analysis ran had two insurance disbursements causing a large shortage and payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
791070012	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one-time draft payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
791819004	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Commentary states borrower called in and was advised regarding loan modification details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
792527160	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower called in to see what payment increase will be with interest change and advised discussed why bankruptcy disclaimer is still read
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 10/XX/16; HAMP Solicitation not sent due to exclusion
					06/30/2018
792921576	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
793983312	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower made one time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
794332908	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  The borrower called in about the step-rate modification that was completed on 05/XX/2010. The borrower stated that they never signed for it. A copy of the signed modification agreement was emailed to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
794553024	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
795007200	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
796608768	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
796612752	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
797610744	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Called borrower and advised to put a stop payment on the $1000 money order.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
798378660	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Account inquiry.  Borrower called stated payment is too high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
799500156	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
799773061	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower made a payment in the amount of $1299.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
800252136	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Also missing 07/XX/2015 thru 08/XX/2016 collection comments
					06/30/2018
800925432	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 5/XX/2017 the borrower was advised they had requested a new set of modification documents, and when they are received to bring them into the branch notary and call the servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
801739164	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  the customer promise to pay and provided a one time draft in the amount of $1308.56
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
802524012	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower authorized a one-time retraction of the cease and desist on the loan to speak with servicer regarding the HARP program letter they received in the mail. The servicer transferred borrower to the refinance department to further discuss the options available, no further details were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Noted 10/XX/2017 property damages from date of loss 09/XX/2017 due to Hurricane noted as non-monitored. Claim in the amount of $10,933.22 received on 09/XX/2017. Type of damages note noted.
					06/30/2018
802874604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
803039940	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,407.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: Commentary dated 09/XX/2017 reflects that the subject property is located in a FEMA disaster area affected by Hurricane Irma.
					06/30/2018
804267828	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower called about the loan, made payment over phone, and waived late fees on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
806136504	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Last contact was regarding general loan status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
806265984	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
806400444	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Promise to pay set up
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
806710200	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
807349632	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to make a payment of $850.61.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
807418356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  On 8/XX/2017 the borrower had questions about a letter from another company about a mortgage payment owned.  The borrower was advised to contact that company, but that this account is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
808152408	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.  Borrower returning rep. call. Rep. advised borrower we called for the final modification documents, but found out we received the documents this morning.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
808490052	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
808567656	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
809313744	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
812992968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower called in regarding a second lien that was showing up when attempting to refinance.  The servicer advised the modification created a second lien on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
814954092	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
815556672	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,324.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
815979972	2	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and made a promise to pay and then made a one time payment on-line in the amount of $420.00 effective 6/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
816184152	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called to make payment, stated his son occupies property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
816663228	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  The borrower contacted the servicer on 11/XX/2017 to authorize a payment in the amount of $1,803.19.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
818695068	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
819683100	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to make a payment $457.03.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
819858396	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
820240860	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
820753800	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
821893224	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
823067508	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower contacted the servicer on 12/XX/2017 to authorize a payment in the amount of $851.98.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
823288620	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
825468864	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
825591372	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
826481796	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
827938944	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in for general account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
829390116	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
830521572	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
831176940	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
831403032	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
832196844	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $748.88
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
832372140	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
832761576	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in and made a payment in amount of 1019.22 and was provided with the payment confirmation number.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
832866684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower made a one-time payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
833508576	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  Commentary states spoke with borrower regarding foreclosure information. Borrower advised to speak with collections department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
834240636	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The account status was reviewed and a payment was promised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
834562344	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
836023476	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
836799360	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
837458712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
837858108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in payment for $665.04 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
838266468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  On 3/XX/2016 the problem/concern was resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
838565268	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Bank called borrower .  They stated they would pay on line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
840624996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
841277376	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Commentary states borrower called in to have misapplied funds, refunded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
841413828	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  General inquiry regarding loan terms and previous modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
841755456	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
843848052	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  On 12/XX/2017 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
844274340	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
847237440	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
847383852	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to confirm there were not any issues since the loan was not reaffirmed in the bankruptcy case. The servicer advised the borrower they are not liable for the debt but the lien is still enforceable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Comments on 02/XX/2017 indicated the loan was not reaffirmed at the time of the bankruptcy. The bankruptcy case number, filing date and discharge date was not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
847803168	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
848271288	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower inquiry in regards to letter received regarding the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
848373876	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  Call to verify insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
848604948	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower contacted the servicer on 06/XX/2018 to authorize a payment in the amount of $225.23.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
848973468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to request 100% inspection for insurance claim related to property damage suffered on 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property damage claim was closed following an inspection reporting 100% repairs on 06/XX/2018.
					06/30/2018
849137808	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower was contacted regarding the past due balance on the account, The borrower advised the RFD is due to Excessive Obligations and advised the representative that his situation would remain the same.The borrower could not commit to pay or provide the information necessary to make a workout decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
850356911	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
850356912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $2,000.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
851073036	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Called borrower, will make a payment online on 7/XX/16/2015 if wanted one placed now and borrower declined.
					06/30/2018
852093936	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
853217424	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
853959444	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower provided verbal authorization for Karen Anderson with CIC credit for today only 11/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
854431548	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called regarding the status of the escrow account. Advised the borrower to apply the refund back to the escrow account and how to do it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
854533140	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
854958432	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
855288108	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,476.92.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
856045068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  On 8/XX/2015 the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
856436496	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Inbound call to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
856611792	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.  The borrower called and promised to make a payment online in the amount of $1,215.31.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
856951434	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called on 03/XX/2018 for a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
858571920	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
858759168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
859558956	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2017 and there is evidence of reaffirmation.  The proof of claim was filed 08/XX/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
859700388	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment. On 06/XX/2018 borrower called to schedule a future payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
860490216	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  Loan is performing
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
861999156	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2015.  An email was sent to the borrower 5/XX/2015 regarding the escrow account.  Reviewer could not identify any additional borrower contact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
862728228	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  The borrower authorized a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
865108668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call regarding modification docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
867256044	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
867893484	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Hamp modification completed prior to review period.
					06/30/2018
868118580	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower contact documented and payment processed. Borrower indicated excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
868297860	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
869323740	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
870134484	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
871165154	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  The borrower could not commit to a payment date and is not interested in hearing about options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
871263948	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  Borrower called in and made payment from 2 separate accounts citing reason that prior check mailed had been lost and stop pay issued.  Servicer advised the borrower that stop pay could effect future drafts and borrower stated would contact bank. Phone pay fee waived.  Borrower normally pays at the end of the month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
871547808	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower called in stating was approved for senior citizen tax exemption and requested research to be completed to apply the exemption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
872094612	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  On 6/XX/2016 the borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
874432224	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
874853532	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2016.  Borrower made a promise to pay and stated her reason for late payments were due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: PMI was canceled on 05/XX/2017
					06/30/2018
875292768	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower promised to make a payment online on 01/XX/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated 08/XX/2015 reflects that the loan was previously modified.
					06/30/2018
876200124	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  6/XX/2016 Outbound call made to borrower to provide insurance coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
876640356	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
877089552	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  The borrower stated was trying to refinance the primary mortgage but we are showing the mortgage as delinquent.  The agent replied that the loan is being reported current and not showing any kind of delinquency.  The customer was informed that the loan would have been reported as modified on 12/XX/2011.  The caller was requested to provide information regarding which actual months are showing delinquent.  The agent advised to send written correspondence to request a letter showing that the loan is current.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2016.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower stated that the mortgage was showing delinquent on the credit report.  The agent instructed the caller to send written proof of which months were showing delinquent.  The dispute appears resolved as no further communication was cited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
877495920	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Spoke with borrower within a 30 day period. reviewed modification options with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
878064876	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  Borrower called to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
878422200	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
878970996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called to inform lender of incorrect account number processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
879337524	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Rep. called borrower and advised we need original agreement. Borrower states will send back once received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
879390312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
880011816	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to make a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
880020780	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
882084492	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to schedule a payment for $400.22, effective 8/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
882587472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
883245828	2	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2015.  Amended POC filed on 1/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
883684068	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower made a one time draft for the amount of $302.04.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
884193024	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
886271676	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
886466892	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower scheduled promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
887564496	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  Commentary states borrower called and was provided details regarding the recast agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
888088380	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2015.  The borrower called in to verify release of the incsurance claim check for hail damage. The borrower was advised the check was sent on 11/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
888610284	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
889064436	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
889295532	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
890951880	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower spoke with the servicer regarding refinance problem / concern and the call was transferred to specialist. The details of the transferred call not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
891211836	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
891604260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called and made a apayment for 07/XX/18 in the amount of $651.89.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
891909036	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
892903044	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  06/XX/2018 -- Borrower called with a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
893240688	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2017.  The borrower called to make a payment; the loan is current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
893328336	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  Commentary states borrower called in regarding incentive letter received. Borrower was provided with a review of payment change and/or loan terms
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
893515584	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
894808392	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
894813372	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to confirm taxes were paid. Servicer advised special assessment tax shows paid with the county.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
895049424	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  Rep. called borrower advised we can still accept the recast agreement. Borrower will be sending the agreement today or tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
895082292	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
895692840	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Account inquiry.  Borrower unable to provided information necessary to make a decision.  Advised not liable for debt due to discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
896409960	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $645.21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
899472660	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Received a customer inquiry about special assessment fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
899493576	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
900266472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  The borrower stated they had a curtailment of income and promised to pay $1,861.89 online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
900363984	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
900744552	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Borrower called in payment for $1,157.93 for today and to set up auto  draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
901197732	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Borrower called in to make a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/XX/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Late payment disputes
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
901981584	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
903201684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
904017408	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
905103048	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
905763768	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2011.  The borrower made a one time draft payment in the amount of $904.62
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
907763688	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 06/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last contact was made on 6/XX/2018, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
908658768	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2016.  Borrower called to made an online payment iao $2799.86 for 4/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
909447600	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
909562140	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
909983448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Customer called and made a payment in the amount of $881.43.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
910354956	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
910785228	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
911463540	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  The borrower could not commit to pay at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
912471456	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called in payment for $458.89 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
912801132	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called and made a promise to make a payment by 07/XX/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/XX/2016.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower is disputing payment and fees.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
913849920	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
914742336	2	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called regarding modification docs and where/XX/26/2015.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower question why they were reported as late to credit bureau.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
914767236	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
915063396	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
915677580	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  The borrower called regarding additional documents. She said that she gave everything to her husband and he will decide if they will go through with the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was referred to legal counsel on 11/XX/2015. On 03/XX/017 the loan was reinstated.
					06/30/2018
916027176	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
916062036	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
918463260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
918882708	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Rep. called borrower to collect on past-due loan. Borrower promised to pay $1334.24 at Bank Branch on 2/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
921247212	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower called in to inform changed insurance companies and advise they need to be paid and is authorizing that change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
922272096	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  05/XX/2018 -- borrower called with a promise to pay.
*** Borrower called pay by phone  promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  Limited information provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
922444404	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
923502156	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower was advised that the last payment made was short. The borrower explained that they hadn't realized the payment had increased. The borrower promised to pay the additional amount, confirmed owner occupancy, the intention to retain the property, and declined loss mitigation assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
924117684	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact made and payment processed.
06/XX/2018 borrower called to make a one time payment for $1,077.94.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
924356724	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: A HAMP incentive was applied on 06/XX/16.
					06/30/2018
925772040	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
927097716	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2019.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2016.  Commentary states borrower called in regarding the bankruptcy status and possible assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
930082728	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
930108624	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 04/XX/2015 reflects a possible discharged bankruptcy case; but no further details were cited.
					06/30/2018
930293880	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018 the borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Servicer Response 7/XX/18;No title issue listed in the file.
					06/30/2018
930352644	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
930777936	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called in and gave permission to speak with a 3rd party because they were sick.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
931679312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
932003016	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
934041828	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
936814692	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
936961104	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
937302732	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Commentary states borrower called in to make a payment by the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
937365480	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower made a payment by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
937497948	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower stated she received an escrow refund and was told to try to cash it at a branch. If she cannot she is to call back and have check reissued in her name only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 12/XX/17: Released from FC hold for Hurricane Irma protection plan.
The collection notes show that the borrower has been read the BK mini miranda, however, no bankruptcy information was provided in the collection notes.
					06/30/2018
938881392	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  On 5/XX/2107 the borrower called to confirm the payment scheduled for that day, was advised it was scheduled.  Also wanted to confirm the auto-draft was on.  The property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
939044736	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Inbound call to make payment and inquire about reaffirmation of a prior bankruptcy (no details evident).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
939195132	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment and was advised of the interest rate increase.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower placed a credit reporting dispute on 04/XX/2017. The borrower agreed with the dispute resolution and the issue was closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
939462420	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
941559636	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
942218988	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a one-time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
943152240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower called to say they received a cancellation notice for their insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
943162272	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2017.  Borrower called regarding account not being reported.  Servicer advised that they have to send reaffirmation agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
944454012	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  On 6/XX/2015 the borrower said they are not receiving mail.  The address was incorrect, and the borrower wanted the third party unauthorized as they were divorced.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
945723912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in rep advised refund completed 5/XX/2018 an d sent to 3rd party bill payer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
945886260	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Inbound call to remove brother from loan.  Servicer advised that can't be done without refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
948772668	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  The borrower called in about applying for a principal reduction due to the property is not valued at what is owed. The agent explained that the investor has no program that qualifies for a principal reduction. The borrower stated that his area is full of gangs and section 8 which has brought the value of the home down and feels he should not have to pay for loan at full value since the property was valued at $45,000.00. The agent explained the process and provided the phone number to Fannie Mae.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
949334412	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2016.  The borrower called regarding changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
					06/30/2018
949395168	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to make a payment in the amount of $1,302.12.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
950061996	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The notes indicate that the borrower advised the servicer that a payment was sent via US mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
951043548	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a one-time draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
951354855	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The last borrower contact was to make a payment of $1181.51 via check by phone on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Limited bankruptcy details provided
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
953104272	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The servicer called and spoke with the borrower regarding payment and the borrower stated will make the payment in amount of $682.60 at the bank branch on 02/XX/2018. The borrower stated reason for default is curtailment of income and verified property is owner occupied and intent is to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
953204868	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in an area possibly impacted by Hurricane Irma; no damage reported.
					06/30/2018
953552472	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower unsure about what to do as she sent in new HAMP documents and thought it was a new loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
954515604	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called to make a promise to pay in the amount of $ 978.01 by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
957992640	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called to review payoff amounts. No statement was ordered, reviewed it verbally $89,277.26.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Multiple payoff requests have been made but they have all been discussed verbally with no statement generated.
					06/30/2018
958764540	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
959169912	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
959440824	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower requested statement maintenance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
959480664	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
959614128	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
960215712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated that the bank fees should have been refunded as well as the duplicate payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
960223968	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2016.  The borrower called and advised will make a payment online.  RFD: curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: There are no new documents to upload to revew. Went to loan Images and and no new notes were available.
					06/30/2018
960821280	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Loan is performing.
					06/30/2018
960977652	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: HAMP incentive was applied on 04/XX/2017.
					06/30/2018
961687800	2	2	[2] Property is located in a FEMA disaster area.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: FEMA Disaster declared on 10/XX/2017 for California wildfires. There is no evidence of damage to the property. Servicer Response 7/XX/18;No damage reported by borrower
					06/30/2018
963261468	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $1158.44
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
963755496	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2016.  Spoke to borrower who provided proof of current insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
964203696	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
964561418	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to borrower for past due owed. Borrower stated would make payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
965212644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
965470608	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2015.  Inbound call regarding general status of loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
966861324	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2015.  On 8/XX/2015 the borrower called to make a payment.  The borrower indicated they weren't interested in loss mitigation, and the property was owner occupied.  Advised of Chapter 7 discharge disclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
966989508	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Last contact with the borrower they set up payment for 06/XX/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
967041300	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
967261308	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Borrower called in made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
967604040	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Comments show servicer made contact regarding delinquency on loan, promise to pay setup. Borrower had questions about insurance and was transferred to that department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
968406816	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Comments show the borrower was having issues making payment and made contact with servicer regarding loan status. Promise to pay completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
969205608	2	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  The borrower made a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A new credit dispute was received on 6/XX/2017.  The information was validated as correct on 6/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  Comments on 01/XX/2016 indicate that the borrower has been discharged through chapter 7 bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
971361948	2	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2016.  Called borrower to collect on past due loan, Promised to pay 11/XX/2016 online.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputing credit reporting history.  Researched and account information was verified as matching.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
971807160	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2016.  Borrower stated they disagree with the due date and scheduled a payment. Associate advised to put their request in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
972076082	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called to make a payment in the amount $812.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
972779256	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
974347956	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2016.  The borrower requested to start an escrow account for taxes only.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
975650724	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
975760961	2	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2015.  Borrower called to verify what documents are needed with the loss draft check.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute was received on 05/XX/2017. Caseworker responded to the dispute on 06/XX/2017 with no changes and verified with credit tape of 06/XX/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Loss claim check was endorsed and all funds being disbursed to borrower on 09/XX/2015.
					06/30/2018
975895740	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.

Borrower called to make a payment by phone iao $687.29.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: 7/XX/2018 Review: Revised: Most Recent contact, Most Recent Comments to reflect most recent Notes in file.
					06/30/2018
976718436	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2015.  The borrower called on 07/XX/2015 to discuss the terms of the loan and payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The comments on 12/XX/2016 indicated the loan was previously modified under the HAMP.
					06/30/2018
977100900	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
979513212	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
979619784	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
980082924	2	2	[2] Payoff has been requested within the last 60 days
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called and authorized a payment int he amount of $1408.32
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
980449452	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
980560008	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
980760204	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2017.  1/XX/2017 Borrower called to pay insurance premiums.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
980948448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower spoke to the servicer in regards to their account and intentions with the property.
PHONE DELETE PROCESSED                            REMOVED PHONE XXX-XXX-XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
981257208	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower contact documented and payment processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
981802020	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Notes indicate that borrower called to schedule a Promise to Pay payment for loan account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
982494240	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $539.38
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
983078892	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2017.  Inbound call to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
984151584	2	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
984584844	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2016.  On 1/XX/2016 the borrower called to make a payment.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
986360712	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
987422448	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
987506112	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2015.  Borrower stated they are not living there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
988149528	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower wanted to know if they can sale the property, and the agent advised that they did not have to get permission to sale the property as soon as the loan is paid in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number XX-XXXXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
989094732	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
989768028	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower made a payment of $1,479.88 over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
989940336	2	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower called in to request assistance options and made a promise to pay.  Borrower is deceased and Executor\Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
990215232	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
990258060	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Borrowers' mailing address was changed on 09/XX/2017. Funds received from FNMA was applied to batch FC4 as 13N13/N13.
					06/30/2018
990360384	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in to make a payment $370.92
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
991606644	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
992160312	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
992398464	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
993026940	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  6/XX/2018 Borrower called to make payment for 1309.03 for 06/XX/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
993815772	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2016.  Co Borrower called payment adjustment provide information necessary to make workout decision
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
994950216	2	1	[1] Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 04/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in to request a 100% complete inspection.

3/XX/2018 The borrower called in and requested escrow analysis due to change in insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2016 and there is evidence of reaffirmation.  Reaffirmation was filed 11/XX/2016 and case was discharged 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damages were incurred on 03/XX/2016. On 06/XX/2018 the borrower advised the repairs were completed. An inspection is pending to advise if 90% of the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018
995183280	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
995442240	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/XX/2018.  The last payment was received on 05/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to inquire about a late fee waiver. Next payment will be made at a branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
					06/30/2018
995507976	2	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/XX/2018.  The last payment was received on 03/XX/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2017.  Borrower called in payment for $92.13 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
					06/30/2018